WARRANT DERIVATIVE LIABILITIES (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jan. 01, 2015	Sep. 13, 2013
WARRANT DERIVATIVE LIABILITIES (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)	220,913	441,826							220,913	220,913	220,913
Equity, Fair Value Adjustment	$ 2,013,972	$ 4,027,945
Fair Value Adjustment of Warrants	3,041,342
Interest Expense, Debt	$ 1,027,381
Warrants Issued			$ 130,000	$ 58,910
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 5.00						$ 5.00	$ 5.00	$ 2.50
Derivative, Gain (Loss) on Derivative, Net					$ 487	$ 2,030	$ 2,030	$ 7,630,434
Derivative [Member]
WARRANT DERIVATIVE LIABILITIES (Details) [Line Items]
Equity, Fair Value Adjustment							2,356,869
Derivative, Gain (Loss) on Derivative, Net							$ 64,017